Interest and Finance Costs	12 Months Ended
Dec. 31, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.
Interest expense and Finance costs
The amounts in the accompanying consolidated statements of income are analyzed as follows:
2025 2024 2023
Interest expense, debt $ 34,750 $ 38,385 $ 39,617
Finance liabilities interest expense 5,867 6,353 6,786
Amortization of debt and finance liabilities issuance costs 2,139 2,372 2,620
Loan and other expenses 195 358 308
Interest expense and finance costs $ 42,951 $ 47,468 $ 49,331